Analysis of Net Debt - Component of Net Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 25)		$ 7,721	$ 9,918	[1]	$ 9,191	[1]
Interest-bearing loans and borrowings (note 26)		(12,215)	(15,827)
Lease liabilities under IFRS 16 (note 22)		(1,635)	(1,697)
Derivative financial instruments (net) (note 27)		188	74		(17)
Group net debt		(5,941)	(7,532)		$ (7,998)		$ (6,953)
Book Value [Member]
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 25)		7,721	9,918
Interest-bearing loans and borrowings (note 26)		(12,215)	(15,827)
Lease liabilities under IFRS 16 (note 22)	[2]	(1,635)	(1,697)
Derivative financial instruments (net) (note 27)		188	74
Group net debt		(5,941)	(7,532)
Fair Value [Member]
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 25)		7,721	9,918
Interest-bearing loans and borrowings (note 26)		(13,407)	(16,454)
Lease liabilities under IFRS 16 (note 22)	[2]	(1,635)	(1,697)
Derivative financial instruments (net) (note 27)		188	74
Group net debt		$ (7,133)	$ (8,159)

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.
[2]	All leases capitalised under IFRS 16 have been included as lease liabilities in 2020 and 2019.